Income Tax (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
Schedule of Taxation in the Statements of Income

Taxation in the statements of income represents:

	Three months ended September 30		Nine months ended September 30
	2024	2023	2024	2023
Tax provision for the period:
Current	$-	$-	$-	$-
Deferred
● Federal statutory tax
- Deferred tax assets
- recognition of prior year NOLs	$-	$-	$-	$(217,364)
- utilization of NOLs brought forward	-	-	13,747	54,213
- utilization of NOLs recognized during the period for prior year NOLs	-	-	-	80,418
- overprovision of DTA for first half year	(82,884)	(49,768)	-	-
- Deferred tax liabilities
- recognition for the period	26,059	4,525	38,657	10,376
	(56,825)	(45,243)	52,404	(72,357)
● State of Florida tax
- Deferred tax assets
- recognition of prior year NOLs	-	-	-	(56,711)
- utilization of NOLs brought forward	-	-	7,171	15,738
- utilization of NOLs recognized during the period for prior year NOLs	-	-	-	22,766
- overprovision of DTA for first half year	(20,508)	(11,927)	-	-
- Deferred tax liabilities
- recognition for the period	5,625	41	6,554	(577)
	(14,883)	(11,886)	13,725	(18,784)

Total income tax (benefits) expenses	(71,708)	(57,129)	$66,129	$(91,141)

Taxation in the statements of income represents:

	Years ended December 31
	2023	2022
Tax provision for the year:
Current	$-	$-
Deferred
● Federal statutory tax
- Deferred tax assets
- recognition of prior year NOLs	$(217,364)	$-
- utilization of NOLs brought forward	24,587	75,512
- utilization of NOLs recognized during the year for prior year NOLs	66,300	-
- Deferred tax liabilities
- recognition for the year	19,115	17,685
	(107,362)	93,197
● State of Florida tax
- Deferred tax assets
- recognition of prior year NOLs	(56,711)	-
- utilization of NOLs brought forward	7,025	24,253
- utilization of NOLs recognized during the year for prior year NOLs	13,606	-
- Deferred tax liabilities
- recognition for the year	8,177	307
	(27,903)	24,560

Total income tax (benefits) expenses	$(135,265)	$117,757

Schedule of Reconciliation of Statutory Federal Income Tax Rate and Effective Income Tax Rate

A reconciliation of the effective income tax rates reflected in the accompanying consolidated statements of income to the federal statutory rate of 21% for the nine months ended September 30, 2024 and 2023 is as follows:

	Three months ended September 30		Nine months ended September 30
	2024	2023	2024	2023

Federal statutory tax rate	21.0%	21.0%	21.0%	21.0%
Effect of state of Florida tax	5.0%	(0.2)%	11.4%	6.1%
Effect of state of Nevada tax	0.0%	0.0%	0.0%	0.0%
Effect of British Virgin Islands tax	0.0%	0.0%	0.0%	0.0%
Permanent difference	0.0%	0.0%	0.0%	0.1%
Effect of deferred tax assets for prior years NOLs recognized in the current period at Federal statutory tax rate	0.0%	0.0%	0.0%	(35.2)%
Effect of deferred tax assets for prior years NOLs recognized in the current period at state of Florida tax rate	0.0%	0.0%	0.0%	(9.2)%
Tax holiday*	0.0%	0.0%	22.3%	0.0%
Effective tax rate	26.0%	20.8%	54.7%	(17.1)%

*	Tax holiday represented the audit fee expenses in relation to IPO incurred by the Company which is incorporated in the state of Nevada which is not subject to state income tax.

A reconciliation of the effective income tax rates reflected in the accompanying consolidated statements of income to the federal statutory rate of 21% for the years ended December 31, 2023 and 2022 is as follows:

	Years ended December 31
	2023	2022

Federal statutory tax rate	21.0%	21.0%
Effect of state of Florida tax	11.5%	5.6%
Effect of state of Nevada tax	0.0%	0.0%
Effect of British Virgin Islands tax	0.0%	0.0%
Permanent difference	0.4%	0.1%
Effect of deferred tax assets for prior years NOLs recognized in the current year at Federal statutory tax rate	(86.6)%	0.0%
Effect of deferred tax assets for prior years NOLs recognized in the current year at state of Florida tax rate	(22.6)%	0.0%
Tax holiday*	22.4%	0.0%
Effective tax rate	(53.9)%	26.7%

*	Tax holiday represented the audit fee expenses in relation to IPO incurred by the Company which is incorporated in the state of Nevada which is not subject to state income tax.

Schedule of Deferred Tax Assets and Liabilities

Significant components of the deferred tax assets and deferred tax liabilities are presented below:

	September 30, 2024	December 31, 2023
Deferred tax liabilities:
Accelerated depreciation
Federal statutory tax:
Beginning of the period/year	$40,173	$21,058
Recognized during the period/year	38,657	19,115
End of the period/year	78,830	40,173
State of Florida tax:
Beginning of the period/year	7,983	(194)
Recognized during the period/year	6,554	8,177
End of the period/year	14,537	7,983
Deferred tax liabilities	$93,367	$48,156

Deferred tax assets:
Net operating losses
Federal statutory tax:
Beginning of the period/year	$195,391	$68,914
Recognized during the period/year	-	217,364
Utilized during the period/year	(13,747)	(90,887)
End of the period/year	181,644	195,391

State of Florida tax:
Beginning of the period/year	$40,739	4,659
Recognized during the period/year		56,711
Utilized during the period/year	(7,171)	(20,631)
End of the period/year	33,568	40,739

Less: valuation allowance	-	-
Deferred tax assets, net	$215,212	$236,130

Significant components of the deferred tax assets and deferred tax liabilities are presented below:

	December 31,
	2023	2022
Deferred tax liabilities:
Accelerated depreciation
Federal statutory tax:
Beginning of the year	$21,058	$3,373
Recognized during the year	19,115	17,685
End of the year	40,173	21,058
State of Florida tax:
Beginning of the year	(194)	(501)
Recognized during the year	8,177	307
End of the year	7,983	(194)
Deferred tax liabilities	$48,156	$20,864

Deferred tax assets:
Net operating losses
Federal statutory tax:
Beginning of the year	$68,914	$144,426
Recognized during the year	217,364	-
Utilized during the year	(90,887)	(75,512)
End of the year	195,391	68,914

State of Florida tax:
Beginning of the year	$4,659	28,912
Recognized during the year	56,711	-
Utilized during the year	(20,631)	(24,253)
End of the year	40,739	4,659

Less: valuation allowance	-	-
Deferred tax assets, net	$236,130	$73,573